Consolidated Balance Sheets (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Current assets:
Cash and cash equivalents (Note 9)	¥ 974,826	¥ 1,109,912
Time deposits (Note 9)	69,897	92,032
Trade receivables (Note 16):
Related companies	17,202	37,940
Notes	78,821	74,028
Accounts (Note 17)	984,938	1,097,230
Allowance for doubtful receivables	(21,860)	(24,158)
Net trade receivables	1,059,101	1,185,040
Inventories (Note 3)	896,424	913,646
Other current assets (Notes 11, 17 and 18)	489,601	505,418
Total current assets	3,489,849	3,806,048
Investments and advances (Note 18):
Associated companies (Note 4)	156,845	177,128
Other investments and advances (Notes 5 and 9)	412,806	459,634
Total investments and advances	569,651	636,762
Property, plant and equipment (Notes 6, 7, 9 and 18):
Land	381,840	391,394
Buildings	1,771,178	1,767,674
Machinery and equipment	2,290,760	2,303,633
Construction in progress	96,489	128,826
Property, Plant and Equipment, Gross, Total	4,540,267	4,591,527
Less accumulated depreciation	2,656,958	2,635,506
Net property, plant and equipment	1,883,309	1,956,021
Other assets:
Goodwill (Notes 8 and 18)	924,752	923,001
Intangible assets (Notes 6, 7, 8 and 18)	542,787	604,865
Other assets (Notes 10 and 11)	412,522	431,360
Total other assets	1,880,061	1,959,226
Assets, Total	7,822,870	8,358,057
Current liabilities:
Short-term debt, including current portion of long-term debt (Notes 6, 9 and 18)	432,982	299,064
Trade payables:
Related companies	55,102	66,596
Notes	59,889	59,516
Accounts (Note 17)	886,261	945,334
Total trade payables	1,001,252	1,071,446
Accrued income taxes (Note 11)	42,415	39,154
Accrued payroll	192,279	149,218
Other accrued expenses (Note 19)	747,205	826,051
Deposits and advances from customers	66,473	64,046
Employees' deposits	9,101	10,009
Other current liabilities (Notes 10, 11, 17 and 18)	355,343	356,875
Total current liabilities	2,847,050	2,815,863
Noncurrent liabilities:
Long-term debt (Notes 6, 9 and 18)	1,162,287	1,028,928
Retirement and severance benefits (Note 10)	492,960	435,799
Other liabilities (Note 11)	374,238	397,694
Total noncurrent liabilities	2,029,485	1,862,421
Panasonic Corporation shareholders' equity:
Common stock (Note 12): Authorized -4,950,000,000 shares Issued - 2,453,053,497 shares	258,740	258,740
Capital surplus (Note 12)	1,100,181	1,209,516
Legal reserve (Note 12)	94,198	93,307
Retained earnings (Note 12)	2,401,909	2,349,487
Accumulated other comprehensive income (loss):
Cumulative translation adjustments	(453,158)	(352,649)
Unrealized holding gains of available-for-sale securities (Note 5)	16,835	40,700
Unrealized gains of derivative instruments (Note 17)	2,277	1,272
Pension liability adjustments (Note 10)	(191,254)	(137,555)
Total accumulated other comprehensive loss	(625,300)	(448,232)
Treasury stock, at cost (Note 12): 382,760,101 shares (382,448,008 shares in 2010)	(670,736)	(670,330)
Total Panasonic Corporation shareholders' equity	2,558,992	2,792,488
Noncontrolling interests	387,343	887,285
Total equity	2,946,335	3,679,773
Commitments and contingent liabilities (Notes 6 and 19)
Liabilities and Stockholders' Equity, Total	¥ 7,822,870	¥ 8,358,057